SEGMENT REPORTING (Schedule Of Segment Results) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 12,268	$ 12,705	$ 26,633	$ 24,886
Gross profit (loss)	(1,055)	1,030	(305)	1,732
Depreciation and amortization	1,773	1,298	4,004	3,605
Loss from operations of the company and its consolidated subsidiaries	(6,384)	(6,844)	(10,299)	(11,356)
Total assets	117,073	127,078	117,073	127,078	115,964
Jonway Conventional Vehicles [Member]
Segment Reporting Information [Line Items]
Net sales	11,983	12,381	26,218	24,370
Gross profit (loss)	(955)	899	(346)	1,622
Depreciation and amortization	1,743	742	2,690	2,494
Loss from operations of the company and its consolidated subsidiaries	(4,283)	(4,651)	(6,641)	(6,842)
Total assets	95,106	81,906	95,106	81,906
Electric Consumer Products [Member]
Segment Reporting Information [Line Items]
Net sales	264	272	387	386
Gross profit (loss)	17	45	67	73
Depreciation and amortization	296	547	1,313	1,093
Loss from operations of the company and its consolidated subsidiaries	(1,851)	(2,077)	(3,456)	(4,196)
Total assets	21,704	44,222	21,704	44,222
Car Outlet [Member]
Segment Reporting Information [Line Items]
Net sales		42		114
Gross profit (loss)		33		40
Depreciation and amortization		2		4
Loss from operations of the company and its consolidated subsidiaries	(174)	(94)	(174)	(128)
Total assets		631		631
Advanced Technology Vehicles [Member]
Segment Reporting Information [Line Items]
Net sales	21	10	28	16
Gross profit (loss)	(77)	53	(26)	(3)
Depreciation and amortization		7	1	14
Loss from operations of the company and its consolidated subsidiaries	(76)	(22)	(28)	(190)
Total assets	$ 263	$ 319	$ 263	$ 319